Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Central Index Key	0001965143
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41823
Entity Registrant Name	Nvni Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	P.O. Box 10008, Willow House
Entity Address, City or Town	Cricket SquareGrand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
Entity Common Stock, Shares Outstanding	27,732,999
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F/A (the “Amendment”) is being filed by Nvni Group Limited (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on December 26, 2024 (the “Original Filing”). The Amendment sets forth the information in the Original Filing in its entirety, as adjusted for the changes described below.The Company is filing this Amendment to: (i)address an omission in the Original Filing: the Company identified that the auditor´s report from Deloitte Touche Tohmatsu Auditores Independentes Ltda. related to the consolidated financial statements for the years ended December 31, 2022 and 2021 was inadvertently omitted from the Original Filing, which is now being included in this Amendment; (ii) replace the existing Exhibit 14.2: the Company identified that Exhibit 14.2 from the Original Filing (the “Prior Exhibit 14.2”) has been included by mistake and hereby is replaced in its entirety with a new Exhibit 14.2. The Prior Exhibit 14.2 no longer forms part of the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023. (iii)correcting immaterial error within cash flows from operating activities in the consolidated statement of cash flows for the year ended December 31, 2023. Specifically, the Company improperly classified activity between lines relating to tax and fee liability, income taxes paid, taxes on provisions, and loss before income tax. Additionally, the Company identified a typographical error in Note 17 regarding the subscribed and paid-in-capital balance. There was no impact to any other financial statements for the periods presented. The financial statements included in this Amendment have been corrected for these immaterial errors; (iv)amend Item 16G: Item 16G is hereby amended to clarify that we have elected to follow our home country exemption in the Cayman Islands in lieu of certain Listing Rules of The Nasdaq Stock Market LLC. Except as described above, no other changes have been made to the Original Filing. Otherwise, this Amendment speaks as of the date of the Original Filing, and does not modify, amend or update any other item or disclosures in the Original Filing. As such, this Amendment does not reflect events occurring after the filing of the Original Filing or modify or update those disclosures affected by subsequent events. The Company’s Chief Executive Officer and Chief Financial Officer are providing currently dated revised certifications as Exhibits 12.1, 12.2, 13.1 and 13.2 in connection with this Amendment.
Auditor Firm ID	5270
Auditor Name	Grant Thornton Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	P.O. Box 10008, Willow House
Entity Address, City or Town	Cricket SquareGrand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
Contact Personnel Name	Pierre Schurmann
City Area Code	(+55 11)
Local Phone Number	5642-3370
Contact Personnel Email Address	p@nuvini.com.br
Ordinary shares, par value $0.00001per share
Document Information Line Items
Title of 12(b) Security	Ordinary shares, par value $0.00001per share
Trading Symbol	NVNI
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Document Information Line Items
Title of 12(b) Security	Warrants to purchase ordinary shares, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	NVNIW
Security Exchange Name	NASDAQ